Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Property, Plant and Equipment [Line Items]
Depreciation		$ 44.4	$ 39.1	$ 85.7	$ 87.5	$ 176.6	$ 174.3
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 7.2							$ 82.9